Changes in Accounting Principle	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Changes in Accounting Principle
Changes in Accounting Principle

Effective January 1, 2012, the Company changed its methods of accounting for prescription drug inventories in the RPS. Prior to 2012, the Company valued prescription drug inventories at the lower of cost or market on a first-in, first-out (“FIFO”) basis in retail pharmacies using the retail inventory method and in distribution centers using the FIFO cost method. Effective January 1, 2012, all prescription drug inventories in the RPS have been valued at the lower of cost or market using the weighted average cost method. These changes affected approximately 51% of consolidated inventories as of January 1, 2012.

These changes were made primarily to bring all of the pharmacy operations of the Company to a common inventory valuation methodology and to provide the Company with better information to manage its retail pharmacy operations. The Company believes the weighted average cost method is preferable to the retail inventory method and the FIFO cost method because it results in greater precision in the determination of cost of revenues and inventories by specific drug product and results in a consistent inventory valuation method for all of the Company’s prescription drug inventories as the PSS’s mail service and specialty pharmacies were already on the weighted average cost method. Most of these mail service and specialty pharmacies in the PSS were acquired in the Company’s 2007 acquisition of Caremark Rx, Inc.

The Company recorded the cumulative effect of these changes in accounting principle as of January 1, 2012. The Company determined that retrospective application for periods prior to 2012 is impracticable, as the period-specific information necessary to value prescription drug inventories in the Retail Pharmacy Segment under the weighted average cost method is unavailable. The Company implemented a new pharmacy cost accounting system to value prescription drug inventory as of January 1, 2012 and calculated the cumulative impact. The effect of these changes in accounting principle as of January 1, 2012 was a decrease in inventories of $146 million, an increase in current deferred income tax assets of $57 million and a decrease in retained earnings of $89 million.

Had the Company not made these changes in accounting principle, for the year ended December 31, 2012, income from continuing operations and net income attributable to CVS Caremark would have been approximately $19 million lower. For the year ended December 31, 2012, basic and diluted earnings per common share for income from continuing operations attributable to CVS Caremark and net income attributable to CVS Caremark would have been reduced by $0.01.